Investments in associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Investments in Associates

Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Mechel Somani Carbon (Mining segment)	—	51%	—	—
TPTU (Mining segment)	40%	40%	189	184
TRMZ (Mining segment)	25%	25%	104	99

Total investments in associates			293	283

Summary of Movements in the Investments

The following table shows movements in the investments in associates:

	Mechel Somani Carbon Private Limited (Mining segment)	TPTU (Mining segment)	TRMZ (Mining segment)	Total
December 31, 2015	44	157	83	284
Share of (loss) profit	—	18	7	25
Provision for impairment of investments	(42)			(42)
Exchange differences	(2)	—	—	(2)

December 31, 2016	—	175	90	265
Share of profit	—	9	9	18

December 31, 2017	—	184	99	283
Share of profit	—	5	5	10
December 31, 2018	—	189	104	293